Business Acquisitions - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent	$ 126,500	$ 126,500
Deposit on business acquisition		2,950,000
Clear Channel Outdoor, Inc.
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	2,983,444
Deposit on business acquisition	2,950,000
Hartlind Outdoor
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 2,817,000
Rose City Outdoor
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		287,320
Jag, Inc.
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		6,954,246
Total Assets Acquired		687,500
Bell Media
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 6,684,604
BellMedia LLC Asset Purchase Agreement
Business Acquisition [Line Items]
Deferred payment until approvals for LMA to assume certain land leases were obtained			300,000
Fair Outdoor
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			1,945,061
I-85 Advertising
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 1,294,900
Kelley Outdoor Media LLC
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		2,021,885
Warnock Agency
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		1,345,000
Business Combination, Contingent Consideration, Liability, Noncurrent		126,500
United Casualty and Surety Insurance Company
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 13,000,000